Employees and Personnel Costs - Disclosures Regarding Total Remuneration of The Board and Senior Executives (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Base Salary, Board Fee	kr 15,459	kr 12,886
Pension costs	1,876	1,644
Variable Remuneration	3,117	2,947
Other Remuneration	472	4,701
Share-based Payments	3,820	249
Reimbursement received	24,744	22,427
Elmar Schnee
Employees and Personnel Costs
Base Salary, Board Fee	834	402
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	310	101
Reimbursement received	1,144	503
Thomas Eklund
Employees and Personnel Costs
Base Salary, Board Fee	72	280
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	43	37
Reimbursement received	115	317
Hilde Furberg
Employees and Personnel Costs
Base Salary, Board Fee	273	180
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	106	37
Reimbursement received	379	217
Lennart Hansson
Employees and Personnel Costs
Base Salary, Board Fee	281	102
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	106	37
Reimbursement received	387	139
Bengt Julander
Employees and Personnel Costs
Base Salary, Board Fee	58	102
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	0
Reimbursement received	58	102
Diane Parks
Employees and Personnel Costs
Base Salary, Board Fee	379	201
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	106	37
Reimbursement received	485	238
Molly Henderson
Employees and Personnel Costs
Base Salary, Board Fee	345
Pension costs	0
Variable Remuneration	0
Other Remuneration	0
Share-based Payments	37
Reimbursement received	382
Olav Helleb (until May 2019)
Employees and Personnel Costs
Base Salary, Board Fee		58
Reimbursement received		58
CEO
Employees and Personnel Costs
Base Salary, Board Fee	3,401	2,634
Pension costs	678	510
Variable Remuneration	1,357	956
Other Remuneration	0
Share-based Payments	1,094
Reimbursement received	6,530	4,100
Other executive management
Employees and Personnel Costs
Base Salary, Board Fee	9,816	8,927
Pension costs	1,198	1,134
Variable Remuneration	1,760	1,991
Other Remuneration	472	4,701
Share-based Payments	2,018
Reimbursement received	15,264	16,753
Other executive management | Subsidiaries
Employees and Personnel Costs
Base Salary, Board Fee	2,547	2,382
Pension costs	129
Variable Remuneration	636	591
Other Remuneration	0
Share-based Payments	0
Reimbursement received	kr 3,312	kr 2,973